STOCKHOLDERS’ EQUITY (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - $ / shares							6 Months Ended	12 Months Ended
	May 31, 2019	Nov. 30, 2018	Nov. 14, 2018	Sep. 06, 2018	Aug. 14, 2018	May 31, 2018	Nov. 30, 2020	May 31, 2020	May 31, 2019
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants outstanding, Number of Shares	54,818,985					4,495,750	54,835,145	54,818,985
Warrants outstanding, Weighted Average Exercise Price	$ 0.53					$ 0.61	$ 0.53	$ 0.53	$ 0.53
Granted, Number of Shares							0	16,160	50,738,235
Granted, Weighted Average Exercise Price		$ 33,463,838					$ 0	$ 1.10	$ 0.653
Exercised, Number of Shares			25,000	40,000	350,000		0	0	(415,000)
Exercised, Weighted Average Exercise Price							$ 0	$ 0	$ 0.75
Cancelled / Expired, Number of Shares							0	0	0
Cancelled / Expired, Weighted Average Exercise Price							$ 0	$ 0	$ 0
Warrants outstanding, Number of Shares	54,818,985						54,835,145	54,835,145	54,818,985